Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended		24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Jul. 31, 2015	Jul. 31, 2025	Jul. 31, 2016	Jul. 31, 2017	Jul. 31, 2018	Jul. 31, 2019	Jul. 31, 2020	Jul. 31, 2021	Jul. 31, 2022	Jul. 31, 2023	Jul. 31, 2024	Jul. 31, 2025
Columbia Minnesota Tax-Exempt Fund - Class A
Account Value [Line Items]
Line Graph and Table Measure Name		Class A (including sales charges)
Accumulated Value	$ 9,701		$ 10,320	$ 10,300	$ 10,400	$ 11,076	$ 11,539	$ 11,964	$ 10,891	$ 10,667	$ 11,222	$ 11,025
Columbia Minnesota Tax-Exempt Fund - Class C
Account Value [Line Items]
Line Graph and Table Measure Name		Class C (including sales charges)
Accumulated Value	10,000		10,559	10,459	10,482	11,080	11,457	11,791	10,653	10,356	10,813	10,550
Columbia Minnesota Tax-Exempt Fund - Institutional Class
Account Value [Line Items]
Line Graph and Table Measure Name		Institutional Class
Accumulated Value	10,000		10,665	10,670	10,801	11,532	12,043	12,508	11,419	11,206	11,819	11,646
Columbia Minnesota Tax-Exempt Fund - Institutional 2 Class
Account Value [Line Items]
Line Graph and Table Measure Name		Institutional 2 Class
Accumulated Value	10,000		10,648	10,652	10,780	11,530	12,018	12,498	11,403	11,195	11,807	11,635
Columbia Minnesota Tax-Exempt Fund - Institutional 3 Class
Account Value [Line Items]
Line Graph and Table Measure Name		Institutional 3 Class
Accumulated Value	10,000		10,638	10,628	10,763	11,495	11,989	12,478	11,388	11,187	11,804	11,638
Bloomberg Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg Municipal Bond Index
Accumulated Value	10,000		10,694	10,722	10,828	11,619	12,242	12,645	11,769	11,878	12,323	12,322
Bloomberg Minnesota Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg Minnesota Municipal Bond Index
Accumulated Value	$ 10,000		$ 10,568	$ 10,586	$ 10,619	$ 11,360	$ 11,953	$ 12,244	$ 11,459	$ 11,531	$ 11,898	$ 11,954